Equity - Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities (Details) - Pilgrim’s Pride Corporation [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Equity - Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities (Details) [Line Items]
Net Revenue	$ 13,979,716	$ 13,506,227
Net Income	995,413	851,451
Net cash provided by operating activities	1,080,440	$ 1,640,792
TOTAL ASSETS	9,952,401		$ 10,650,576
Total liabilities	6,396,724		6,397,180
TOTAL EQUITY	$ 3,555,677		$ 4,253,396